Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Finite-lived intangible assets
Accumulated amortization	¥ (10,342)	¥ (12,499)
Amortization of intangible assets	1,389	2,657	¥ 3,619
Impairment loss of intangible assets	¥ 0	¥ 5,377	¥ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Intangible assets
Gross carrying amount	¥ 34,689	¥ 40,559
Impairment amount	(7,185)	(9,721)
Net carrying amount	17,162	18,339		$ 2,417
Expected amortization expense relating to the existing intangible assets
2024	1,708
2025	1,694
2026	1,586
2027	1,471
2028	1,241
Thereafter	7,454
Net carrying amount	15,154
Customer relationship
Finite-lived intangible assets
Gross carrying amount	1,347	3,540
Accumulated amortization	(592)	(1,971)
Impairment amount	¥ (755)	¥ (1,569)
Software
Finite-lived intangible assets
Weighted-average amortization period	3 years	3 years		3 years
Gross carrying amount	¥ 3,867	¥ 4,836
Accumulated amortization	(3,544)	(4,144)
Impairment amount		(167)
Net carrying amount	323	525
Brand
Finite-lived intangible assets
Gross carrying amount	2,278	5,033
Accumulated amortization	(1,015)	(1,630)
Impairment amount		(2,100)
Net carrying amount	¥ 1,263	¥ 1,303
Backlog
Finite-lived intangible assets
Weighted-average amortization period	3 years	3 years		3 years
Gross carrying amount		¥ 800
Accumulated amortization		¥ (800)
License
Finite-lived intangible assets
Weighted-average amortization period	15 years	15 years		15 years
Gross carrying amount	¥ 22,359	¥ 22,340
Accumulated amortization	(5,191)	(3,954)
Impairment amount	(3,600)	(3,600)
Net carrying amount	¥ 13,568	14,786
Crypto assets
Finite-lived intangible assets
Weighted-average amortization period	0 years			0 years
Indefinite-lived intangible assets
Gross carrying amount	¥ 4,838	4,010
Impairment amount	(2,830)	(2,285)
Net carrying amount	¥ 2,008	¥ 1,725
Minimum | Customer relationship
Finite-lived intangible assets
Weighted-average amortization period	3 years	3 years		3 years
Minimum | Brand
Finite-lived intangible assets
Weighted-average amortization period	8 years	8 years		8 years
Maximum | Customer relationship
Finite-lived intangible assets
Weighted-average amortization period	5 years 6 months	5 years 6 months		5 years 6 months
Maximum | Brand
Finite-lived intangible assets
Weighted-average amortization period	10 years	10 years		10 years